Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Deferred tax assets and liabilities [abstract]
Deferred tax assets tax losses	$ 131
Other deferred tax assets	$ 78